Note H - Related Party Transactions (Detail) (USD $)	0 Months Ended	1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended					12 Months Ended	1 Months Ended	9 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended						12 Months Ended					12 Months Ended
	Feb. 12, 2010	May 31, 2012	Jul. 31, 2010	Feb. 12, 2010	Apr. 02, 2010	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Jan. 31, 2012	Sep. 22, 2008	Dec. 31, 2011 Performing Loans [Member]	May 30, 2012 Manager [Member]	Sep. 30, 2012 Manager [Member]	Jul. 31, 2012 Manager [Member]	May 31, 2012 Manager [Member]	Jan. 31, 2012 Manager [Member]	Dec. 31, 2011 Manager [Member]	May 30, 2012 Consultation Fee Related to Sale of a VRM II, Fund III and Our Reo Property [Member]	Dec. 31, 2010 VRMI II [Member] Consultation Fee Related to Sale of a VRM II, Fund III and Our Reo Property [Member]	Jul. 31, 2010 VRMI II [Member]	Sep. 30, 2012 VRMI II [Member]	Dec. 31, 2011 VRMI II [Member]	Sep. 30, 2012 VRMI I [Member]	Dec. 31, 2011 VRMI I [Member]	Dec. 31, 2010 VRMI I [Member]	Dec. 31, 2010 Fund III [Member]	Jun. 30, 2012 Fund III [Member]	Dec. 31, 2011 Fund III [Member]	Dec. 31, 2010 Advant Mortgage [Member]	Nov. 09, 2010 Integrated Financial Associates Inc [Member]	Dec. 31, 2010 Consultation Fee Related to Sale of a VRM II, Fund III and Our Reo Property [Member]	Dec. 31, 2011 VRMI I [Member]	Dec. 31, 2010 VRMI I [Member]	Dec. 31, 2011 VRMI II [Member]	Dec. 31, 2010 VRMI II [Member]
Related Party Transaction, Expenses from Transactions with Related Party						$ 0.8								$ 0.8
Common Stock Shares Owned By Manager (in Shares)							92,699	92,699						92,699				92,699
Percentage of Common Stock Shares Owned By Manager							0.77%							0.77%													0.90%								0.73%	0.71%
Accounts Receivable, Related Parties, Current							100,000							19,000				19,000						100,000	100,000	700,000		73,000
Prepaid Expense, Current																	550,000
Discount Percentage										7.00%					7.00%
JudgementObtainedAmount											1,119,000																				4,000,000
PurchaseAndSaleAgreementWithTPKTAmountReceived		1,050,000
PurchaseAndSaleAgreementWithTPKTContingentAmount		1,250,000
Due to Related Parties																1,600,000
Related Party Transaction, Amounts of Transaction	160,000												500,000						17,000
Investments in and Advances to Affiliates, Balance, Shares (in Shares)							538,178	533,675	538,178													538,178	538,178		538,178	533,675	114,117						537,078	225,134
Number Of Common Shares Owned By Affiliate (in Shares)																								537,078	537,078
NumberOfCommonStockSharesOwnedByAffiliate (in Shares)																													114,117
Accounts Payable, Related Parties																											37,000		13,000
Annual Management Fee Percentage							0.25%
Management Fee, Amount Paid							1.1	1,100,000												300,000												500,000
Dividends Paid to Manager							0
Proceeds from Sale of Land Held-for-investment				4,000,000
Administrative Fees, Amount Paid				160,000
Extension Fee Paid to Manager					500,000
Number of Cemeteries			4
Number of Mortuaries			8
Book Value of RightStar Property			14,100,000																		8,500,000
Amount to Acquire Manager's Interest			500,000																		375,000
Receivables From Manager							19,000	5,000
Percent of Shares Outstanding Owned							4.20%	1.70%																	8.50%	8.35%							8.50%	8.40%
Mortgage Loans on Real Estate, Cost of Mortgages Sold								2,000,000																			200,000
Dividends Paid to Fund III							0
Commission Fee																														489,000
Proceeds from Sale of Loans Held-for-sale												$ 500,000